Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Accounts payable

	December 31, 2012	December 31, 2011
Trade payable	$33,803	$21,356
Rent payable	564	1,602
Professional fees payable	380	253

Total accounts payable	$34,747	$23,211

Accrued expenses

	December 31, 2012	December 31, 2011
Accrued salaries	$6,857	$6,445
Taxes payable	5,861	4,347
Accrued fees	112	328
Accrued interest	—	153
Accrued bond coupon	3,855	3,855
Other	326	589

Total accrued expenses	$17,011	$15,717